Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets
Schedule of change in net book value of intangible assets

Acquired
(dollars in thousands)	Intangibles
Asset Type
Customer relationships	$1,000
Less: Accumulated amortization	209
Intangible assets, net	$791

Acquired
(dollars in thousands)	Intangibles
Asset Type
Customer relationships	$6,000
Less Accumulated Amortization	1,030
$4,970

Schedule of future amortization expense

	Year ended December 31,
(dollars in thousands)	2020	2021	2022
Estimated future intangible amortization expense	$168	$333	$290

	Year ended December 31,
(dollars in thousands)	2020	2021	2022
Estimated future intangible amortization expense	$1,728	$1,728	$1,514